Consolidated Statement of Stockholders' Equity (USD $)		S Corp. Stockholder's Contributed Capital	Common Stock, $0.0001 Par Value	Additional Paid-in Capital	Retained Earnings (Deficit)	Total
Beginning Balance, Amount at Mar. 31, 2010		$ 16,855	$ 0	$ 0	$ 15,948	$ 32,803
Beginning Balance, Shares at Mar. 31, 2010			0
Common shares issued to the sole stockholder of the S Corp upon formation of the Company as if the Company had its capital structure as of the first date of the first period presented, Shares			10,000,000
Common shares issued to the sole stockholder of the S Corp upon formation of the Company as if the Company had its capital structure as of the first date of the first period presented, Amount			1,000	(1,000)		0
Distribution of S corp. stockholder contributed capital						0
Net income (loss)					1,777	1,777
Ending Balance, Amount at Mar. 31, 2011		16,855	1,000	(1,000)	17,725	34,580
Ending Balance, Shares at Mar. 31, 2011			10,000,000
Distribution of S corp. stockholder contributed capital		(1,608)				(1,608)
Reclassification of S Corp stockholder's capital		(15,247)		15,247
Reclassification of undistributed earnings and losses as of January 30, 2012				21,026	(21,026)	0
Issuance of common shares for cash, Shares			530,000
Issuance of common shares for cash, Amount			53	32,967		33,020
Net income (loss)	[1]				(9,735)	(9,735)
Ending Balance, Amount at Mar. 31, 2012		0	1,053	68,240	(13,036)	56,257
Ending Balance, Shares at Mar. 31, 2012			10,530,000
Net income (loss)					(1,820)	(1,820)
Ending Balance, Amount at Jun. 30, 2012			$ 1,053	$ 68,240	$ (14,856)	$ 54,437
Ending Balance, Shares at Jun. 30, 2012			10,530,000

[1]	Net income for the period from April 1, 2011 through January 30, 2012 was $3,301; Additional Net income (loss) for the period from April 1, 2011 to March 31, 2012 was $(13,036)